RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning		$ 202,945	$ 242,299
Financing cash flows			(43,987)
Interest accruals			8,088
Lease liabilities recognized			22,687
Disposal of lease liabilities			(27,181)
Other rental concessions			(596)
Exchange difference			1,635
Balance at the end			202,945
Bank borrowings
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning			596
Financing cash flows			(562)
Exchange difference			(34)
Lease liabilities
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Balance at the beginning	$ 212,626	202,945	241,703
Financing cash flows	(51,035)	(43,536)	(43,425)
Interest accruals	10,728	8,047	8,088
Lease liabilities recognized	40,928	55,275	22,687
Lease modifications	11,027	6,781
Disposal of lease liabilities	(938)	(8,605)	(27,181)
Other rental concessions			(596)
Exchange difference	5,465	(8,281)	1,669
Balance at the end	$ 228,801	$ 212,626	$ 202,945